Summary of Significant Accounting Policies (Detail Textuals) ¥ in Thousands, $ in Thousands				12 Months Ended
	Apr. 04, 2019	Dec. 31, 2018 USD ($)	May 01, 2018	Dec. 31, 2020 USD ($) segment	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of Significant Accounting Policies
Foreign exchange rate per US$1.00				6.5250				6.5250
Amount of restricted cash related to cash not yet disbursed				$ 21,254		¥ 1,020,151	¥ 1,583,178	¥ 138,681
Amount of cash held by banks as guarantee deposits paid on contracts and other restrictions				4,008		120,668	56,127	26,155
Cash judicial frozen				4,767				31,104
Maximum potential undiscounted future payment to make under guarantee obligation				175,300		3,030,654		¥ 1,143,835
Provision for financial guarantee liabilities				15,790	¥ 103,027	19,206	21,712
Impairment loss | ¥					0	0	0
Research and development				4,160	27,144	81,664	139,318
Advertising costs				262	1,711	54,167	166,627
Amount of expenses for employee benefits				$ 7,945	¥ 51,841	107,754	181,798
Number of Reportable Segments | segment				1	1
Impairment of Goodwill				$ 891	¥ 5,812	0	0
Percentage of VAT - first rate				17.00%	17.00%
Percentage of VAT - second rate	16.00%		13.00%	6.00%	6.00%
Percentage of VAT - third rate				3.00%	3.00%
Amount of VAT paid				$ 21,677	¥ 141,441	¥ 340,877	¥ 330,116
Share split ratio				50	50
New accounting pronouncement or change in accounting principle, effect of change on revenue | $		$ 1,070,000